Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, net, balances with related parties	$ 74	$ 110